Segment Information (Selected Information and Details Of Operating Segment Revenue) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue		$ 3,685	$ 3,341	$ 3,495	$ 3,503	$ 3,364	$ 3,135	$ 3,376	$ 3,336	$ 14,024	$ 13,211	$ 12,893
Fixed assets, net		712				725				712	725	773
United States
Segment Reporting Information [Line Items]
Revenue										6,870	6,573	6,316
Fixed assets, net		399				412				399	412	460
United Kingdom
Segment Reporting Information [Line Items]
Revenue										2,112	2,019	2,036
Fixed assets, net		91				94				91	94	115
Europe
Segment Reporting Information [Line Items]
Revenue										2,197	2,022	1,902
Fixed assets, net		57				53				57	53	57
Asia Pacific
Segment Reporting Information [Line Items]
Revenue										1,517	1,363	1,333
Fixed assets, net		78				76				78	76	49
Other Geographic Areas
Segment Reporting Information [Line Items]
Revenue										1,378	1,278	1,346
Fixed assets, net		$ 87				$ 90				87	90	92
Operating Segments
Segment Reporting Information [Line Items]
Revenue										14,074	13,255	12,933
Operating Segments | Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Revenue	[1]									7,630	7,143	6,869
Operating Segments | Consulting Segment
Segment Reporting Information [Line Items]
Revenue	[2]									6,444	6,112	6,064
Corporate and Elimination
Segment Reporting Information [Line Items]
Revenue										(50)	(44)	(40)
Marsh Insurance Group | Operating Segments | Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Revenue										6,433	5,997	5,745
Guy Carpenter Reinsurance Group | Operating Segments | Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Revenue										1,197	1,146	1,124
Mercer Consulting Group | Operating Segments | Consulting Segment
Segment Reporting Information [Line Items]
Revenue										4,528	4,323	4,313
Oliver Wyman Group Consulting Group | Operating Segments | Consulting Segment
Segment Reporting Information [Line Items]
Revenue										$ 1,916	$ 1,789	$ 1,751

[1]	Includes inter-segment revenue of $5 million in 2017 and $6 million in both 2016 and 2015, interest income on fiduciary funds of $39 million, $26 million and $21 million in 2017, 2016 and 2015, respectively, and equity method income of $14 million, $12 million and $6 million in 2017, 2016 and 2015, respectively.
[2]	Includes inter-segment revenue of $45 million, $38 million and $34 million in 2017, 2016 and 2015, respectively, interest income on fiduciary funds of $4 million, $3 million and $4 million in 2017, 2016 and 2015, respectively and equity method income of $17 million, $19 million and $21 million in 2017, 2016 and 2015, respectively.